Accrued and Other Liabilities - Summary of Accompanying Consolidated Balance Sheets of Accrued and Other Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Vessel operating and voyage expenses	$ 637,355	$ 1,120,916
Administrative expenses	273,846	151,179
Total	$ 911,201	$ 1,272,095